Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 7.	Inventories

As of December 31, 2016 and 2017, inventories consisted of the following:

	December 31,
	2016	2017
	(in thousands)

Finished goods	$54,357	46,365
Work in process	57,076	54,084
Raw materials	38,273	34,220
Supplies	42	531
	$149,748	135,200

Inventory write-downs were $9,785 thousand, $23,342 thousand and $12,298 thousand for the years ended December 31, 2015, 2016 and 2017, respectively, and are included in cost of revenues.